UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

    /s/ Mark McKeefry               New York, NY               April 25, 2007
----------------------------    ---------------------     ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                45

Form 13F Information Table Value Total:                $73,601
                                                   (in thousands)




List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

       COLUMN I                   COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
     NAME OF ISSUER               TITLE OF      CUSIP      VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                   CLASS                 (X$1000)   PRM AMT  PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
-----------------------------    ---------    ---------  --------   -----------------  ----------   --------   ----  ------  ----
                                  Note
                                 1.500%
ATHEROGENICS INC                   2/0       047439AD6     1,451   3,000,000              SOLE                  x

ATHEROGENICS INC                  Note       047439AB0     1,603   2,000,000              SOLE                  x
                                 4.500%
                                   9/0

                                  Note
                                 3.125%
CELL GENESYS INC                   11/0      150921AB0     2,371   2,900,000              SOLE                  x

                                  FRNT
                                 2.500%
ENCYSIVE PHARMACEUTICALS INC       3/1       29256XAB3     4,065   6,000,000              SOLE                  x

                                  Note
                                 2.000%
ICOS CORP                          7/0       449295AB0     4,956   5,000,000              SOLE                  x

                                  Note
                                 3.500%
INCYTE CORP                        2/1       45337CAE2     4,799   5,500,000              SOLE                  x

                                  Note
                                  5.500%
ISIS PHARMACEUTICALS INC DEL        5/0      464337AC8     4,517   4,500,000              SOLE                  x

                                  Note
JDS UNIPHASE CORP                   11/1     46612JAB7    15,159  16,500,000              SOLE                  x

                                  Note
                                  2.000%
MERCURY COMPUTER SYS                5/0      589378AB4     2,828   3,138,000              SOLE                  x

                                  SDCV
                                  7.250%
NETWORK EQUIP TECHNOLOGIES          5/1      641208AA1     1,778   2,095,000              SOLE                  x

                                  SDCV
                                  1.750%
PIXELWORKS INC                      5/1      72581MAB3     3,075   4,000,000              SOLE                  x

                                  Note
                                 0.750%
SYNAPTICS INC                      12/0      87157DAB5     3,585   4,000,000              SOLE                  x

ACCREDITED HOME LENDRS HLDG        COM       00437P107        93      10,000              SOLE                  x

AGILE SOFTWARE CORP DEL            COM       00846X105       174      25,000              SOLE                  x

ATHEROGENICS INC                   COM       047439104       141      50,000              SOLE                  x

CENTENE CORP DEL                   CALL      15135B101     1,106      52,700              SOLE                  x

                                   NY
                                REGISTRY
CHICAGO BRIDGE & IRON CO N V       SH        167250109       615      20,000              SOLE                  x

COLOR KINETICS INC                 COM       19624P100       427      22,000              SOLE                  x

CREE INC                           COM       225447101       658      40,000              SOLE                  x

DYCOM INDS INC                     COM       267475101       907      34,800              SOLE                  x

ELECTROGLAS INC                    COM       285324109     3,282   1,548,120              SOLE                  x

                                  NOTE
                                 5.000%
EMCORE CORP                        5/1       290846104       675     135,000              SOLE                  x

FIRST MARBLEHEAD CORP              COM       320771108       449      10,000              SOLE                  x

                                   COM
                                   USD
HERBALIFE LTD                      SHS       G4412G101     1,438      36,700              SOLE                  x

INSITUFORM TECHNOLOGIES INC       CL A       457667103       551      26,500              SOLE                  x

KEYSTONE AUTOMOTIVE INDS INC CMN   COM       49338N109       809      24,000              SOLE                  x

LIFE SCIENCES RESH INC             COM       532169109        66       4,410              SOLE                  x

MANNATECH INC INC                  COM       563771104       556      34,600              SOLE                  x

MARTEK BIOSCIENCES CORP            COM       572901106        36       1,744              SOLE                  x

MOTOROLA INC                       COM       620076109       972      55,000              SOLE                  x

MSC.SOFTWARE CORP                  COM       553531104       881      64,100              SOLE                  x

NVE CORP                         COM NEW     629445206       218       8,000              SOLE                  x

PACKETEER INC                      COM       695210104       621      50,000              SOLE                  x

PHARMACYCLICS INC                  COM       716933106        80      30,000              SOLE                  x

PHARMANET DEV GROUP INC            COM       717148100     1,253      48,176              SOLE                  x

PLEXUS CORP                        COM       729132100       838      48,837              SOLE                  x

POWER INTEGRATIONS INC             COM       739276103     1,152      50,879              SOLE                  x

PRA INTL                           COM       69353C101       826      38,310              SOLE                  x

RACKABLE SYS INC                   COM       750077109     1,315      77,500              SOLE                  x

RAMBUS INC DEL                     COM       750917106       234      11,000              SOLE                  x

SCIENTIFIC LEARNING CORP           COM       808760102        50       6,500              SOLE                  x

SILICON IMAGE INC                  COM       82705T102       734      90,000              SOLE                  x

SKYWORKS SOLUTIONS INC             COM       83088M102       575     100,000              SOLE                  x

SYCAMORE NETWORKS INC              COM       871206108     1,496     400,000              SOLE                  x

CYPRESS SEMICONDUCTOR CORP         COM       232806109       186      10,000     PUT      SOLE                  x

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